Vessels, Port Terminals and Other Fixed Assets, net - Future Minimum Capital Lease Payments (Table) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)
Payment Due by Period [Abstract]
2017	$ 3,199
2018	2,493
2019	2,190
2020	11,127
Total future minimum lease payments	19,009	[1]
Less: amount representing interest	(1,392)	[2]
Present value of future minimum lease payments	$ 17,617	[3]

[1]	There are no minimum sublease rentals to be reduced by minimum payments.
[2]	Amount necessary to reduce net minimum lease payments to present value calculated at the Company's incremental borrowing rate at the inception of the lease.
[3]	Reflected in the balance sheet as obligations under capital leases.